Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 2,939	$ 28,371
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	1,798	1,391
Credit loss expense / (release)	201	662
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	(110)	(36)
Deferred tax expense / (benefit)	127	(35)
Net loss / (gain) from investing activities	95	(84)
Net loss / (gain) from financing activities	(3,961)	4,843
Negative goodwill		(27,264)
Other net adjustments	18,094	(1,559)
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	675	6,017
Receivables from securities financing transactions measured at amortized cost	13,812	7,314
Payables from securities financing transactions measured at amortized cost	(38)	6,114
Cash collateral on derivative instruments	(2,120)	(3,409)
Loans and advances to customers	13,445	13,675
Customer deposits	(9,900)	(11,419)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	(4,779)	(5,782)
Brokerage receivables and payables	(101)	(5,141)
Financial assets at fair value not held for trading and other financial assets and liabilities	(15,110)	4,033
Provisions and other non-financial assets and liabilities	(1,986)	901
Income taxes paid, net of refunds	(1,223)	(925)
Net cash flow from / (used in) operating activities	11,858	17,665
Cash flow from / (used in) investing activities
Cash and cash equivalents acquired on acquisition of the Credit Suisse Group		108,406
Purchase of subsidiaries, associates and intangible assets	0	1
Disposal of subsidiaries, associates and intangible assets	55	45
Purchase of property, equipment and software	(913)	(830)
Disposal of property, equipment and software	40	1
Net (purchase) / redemption of financial assets measured at fair value through other comprehensive income	369	24
Purchase of debt securities measured at amortized cost	(1,850)	(7,541)
Disposal and redemption of debt securities measured at amortized cost	4,848	4,659
Net cash flow from / (used in) investing activities	2,549	104,765
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding	(42,587)	(27,813)
Net issuance (repayment) of short-term debt measured at amortized cost	(3,384)	5,203
Net movements in treasury shares and own equity derivative activity	(1,786)	(2,136)
Distributions paid on UBS shares	(2,256)	(1,679)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	59,080	51,420
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(71,389)	(49,777)
Inflows from securities financing transactions measured at amortized cost	2,863
Outflows from securities financing transactions measured at amortized cost	(2,052)
Net cash flows from other financing activities	(404)	(274)
Net cash flow from / (used in) financing activities	(61,916)	(25,056)
Total cash flow
Cash and cash equivalents at the beginning of the period	340,207	195,321
Net cash flow from / (used in) operating, investing and financing activities	(47,510)	97,374
Effects of exchange rate differences on cash and cash equivalents	(13,733)	2,960
Cash and cash equivalents at the end of the period	278,964	295,656
of which: cash and balances at central banks	248,336	261,415
of which: loans and advances to banks	19,811	21,981
of which: money market paper	10,818	12,259
Net cash flow from / (used in) operating activities includes:
Interest received in cash	28,362	17,243
Interest paid in cash	24,087	11,604
Dividends on equity investments, investment funds and associates received in cash	$ 1,529	1,314
Credit Suisse
Non-cash items included in net profit and other adjustments:
Negative goodwill		(27,264)
Cash flow from / (used in) investing activities
Cash and cash equivalents acquired on acquisition of the Credit Suisse Group		$ 108,406